FIXED ASSETS	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 4 - FIXED ASSETS

A summary of the fixed assets as of March 31, 2023 and March 31, 2022 is as follows:

	March 31, 2023	March 31, 2022
Land	$324,293	$324,293
Buildings	5,495,150	5,611,723
Machinery and equipment	12,293,112	10,524,343
Autos and trucks	307,227	247,356
	18,419,782	16,707,715
Accumulated depreciation	(3,376,067)	(1,909,612)
Fixed assets, net	$15,043,715	$14,798,103

The consolidated statements of operations reflect depreciation expense of approximately $1,795,000 and $1,307,000 for the years ended March 31, 2023 and 2022, respectively.